Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

	March 31,
	2021	2022
	$ in thousands	$ in thousands
Cost
Buildings	17,278	18,383
Construction-in-progress	1,041	1,437
Plant and machinery	9,829	9,848
Furniture, fixtures and equipment	1,879	2,059
Motor vehicles	586	668

	30,613	32,395
Less: accumulated depreciation	(21,113)	(22,400)
	9,500	9,995